UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2008

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Artha Capital Management, Inc.
Address: 300 First Stamford Place
         Suite 440
         Stamford, Connecticut  06902

13F File Number:  28-11485

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Adam Jaffe
Title:     Chief Financial Officer
Phone:     203.653.5305

Signature, Place, and Date of Signing:

     Adam Jaffe     Stamford, Connecticut     May 15, 2008


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     18

Form13F Information Table Value Total:     $376,220 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AMERICA MOVIL SAB DE CV        SPON ADR L SHS   02364W105    16322   256278 SH       SOLE                   256278
BANCO BRADESCO S A             SP ADR PFD NEW   059460303     7690   277000 SH       SOLE                   277000
BRASIL TELECOM PARTICIPACOES   SPON ADR PFD     105530109    18116   276756 SH       SOLE                   276756
COMPANHIA DE BEBIDAS DAS AME   SPON ADR PFD     20441W203     8182   108300 SH       SOLE                   108300
COMPANHIA VALE DO RIO DOCE     SPON ADR PFD     204412100    36367  1247570 SH       SOLE                  1247570
DESARROLLADORA HOMEX S A DE    SPONSORED ADR    25030W100    24491   421900 SH       SOLE                   421900
FREEPORT-MCMORAN COPPER & GO   COM              35671D857    12740   132400 SH       SOLE                   132400
GRUPO TELEVISA SA DE CV        SP ADR REP ORD   40049J206     7994   329800 SH       SOLE                   329800
ISHARES TR                     RUSSELL 2000     464287655      847    14600 SH  PUT  SOLE                    14600
MECHEL OAO                     SPONSORED ADR    583840103    23431   205914 SH       SOLE                   205914
OPEN JT STK CO-VIMPEL COMMUN   SPONSORED ADR    68370R109    72153  2413951 SH       SOLE                  2413951
PETROLEO BRASILEIRO SA PETRO   SP ADR NON VTG   71654V101    54149   639378 SH       SOLE                   639378
SASOL LTD                      SPONSORED ADR    803866300    31052   641700 SH       SOLE                   641700
SELECT SECTOR SPDR TR          SBI INT-FINL     81369Y605     1305    11200 SH  PUT  SOLE                    11200
SPDR TR                        UNIT SER 1       78462F103     1322    12300 SH  PUT  SOLE                    12300
TELE NORTE LESTE PART S A      SPON ADR PFD     879246106    11481   432600 SH       SOLE                   432600
TELEMIG CELULAR PART S A       SPON ADR PFD     87944E105    21061   371707 SH       SOLE                   371707
VIVO PARTICIPACOES S A         SPON ADR PFD     92855S101    27517  4616988 SH       SOLE                  4616988